Financial Assets Measured At Fair Value Through Profit And Loss	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through profit or loss [abstract]
Financial Assets Measured At Fair Value Through Profit And Loss
5	FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH PROFIT AND LOSS

	2021	2022
	RM	RM	USD
U nquoted shares:

At beginning of year	-	1,309,134	297,361
Addition	1,309,134	10,211	2,319
Disposal	-	(1,247,050)	(283,258)
At end of year	1,309,134	72,295	16,422

Other unquoted shares

Included in the unquoted shares are investment in the following:
•
Nil% (202
1: 3%) equity interest in DFA Robotic Co. Ltd, an entity incorporated in Japan.
  In September 15, 2022, the Group disposed DFA Robotic Co. Ltd to third party at amount JPY 106,294,838 (
RM
2,789,250).

•	5% (2021: 5%) equity interest in Zero Carbon Farms Ltd, an entity incorporated in United Kingdom.
•	0.1% (2021: nil) equity interest in Unique Fire Holdings Berhad, an entity incorporated in Malaysia.

The above valuations are categorised under Level 3 of the fair value hierarchy, and are generally sensitive to the unobservable inputs. Any increase or decrease in transacted price would result in an increase or decrease in the fair value of the unquoted investment
s
. Any significant movement in inputs would result in a significant change to the fair value of the unquoted investment. There are no transfers between Levels 1 and 2 and into or out of Level 3 during the year.